UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23832

JPMORGAN PRIVATE MARKETS FUND

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (zip code)

Ashmi Mehrotra

277 Park Avenue

New York, New York 10172

800-480-4111

(Name, Address and Telephone Number of Person Authorized to Receive Notices and

Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Copy to:

Rajib Chanda

Ryan P. Brizek

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Shareholders.

(a)	The annual report (the “Report”) of JPMorgan Private Markets Fund (the “Fund”) for the six-month period ended September 30, 2025 is attached herewith.

JPMorgan Private Markets Fund

September 30, 2025 (Unaudited)

JPMorgan Private Markets Fund

JPMorgan Private Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2025 (Unaudited)

	SECTOR	ACQUISITION DATE	COST BASIS	FAIR VALUE	PERCENTAGE OF NET ASSETS
Private Equity Investments (70.46%)[1]

Co-Investments (27.89%)

Europe (4.69%)

Bowmark Growth Investment Partnership — C, L.P.*,2	Software & Services	10/30/2024	$5,818,616	$6,350,422	0.46%

GTCR (C) Investors LP*,2	Software & Services	9/13/2023	4,951,945	10,178,852	0.73%

Hg Vega Co-Invest L.P.*	Software & Services	3/28/2024	10,660,319	14,957,972	1.08%

PSC Leto LP*,2	Software & Services	10/17/2024	6,894,474	7,896,037	0.57%

PSC Science SCSp*,2	Information Technology	7/26/2024	7,634,184	9,709,495	0.70%

PSC Tiger LP*,2	Diversified Financials	7/26/2024	9,205,191	10,337,592	0.74%

SCP Co-Invest (Puma) LP	Pharmaceuticals, Biotechnology & Life Sciences	5/23/2024	5,033,148	5,663,854	0.41%

Total Europe			$50,197,877	$65,094,224

North America (20.77%)

Alkeme Co-Invest B, LP*,2,3	Insurance	3/1/2024	4,527,554	9,810,059	0.71%

AMC RCM Aggregator, LP*	Health Care Equipment & Services	7/18/2025	12,432,697	12,564,235	0.91%

Ardan Investment Co. VIII, LLC*,2	Software & Services	8/15/2025	11,192,329	11,164,225	0.80%

Bigtincan Holdings (Cayman), L.P.*	Software & Services	4/14/2025	5,451,844	5,700,895	0.41%

BPOC Maple Aggregator, L.P.*	Health Care Equipment & Services	4/30/2024	17,012,957	34,678,328	2.50%

BSP-FL Co-Invest, LLC*,2	Software & Services	12/6/2024	8,089,370	8,187,712	0.59%

Chrome Investors L.P.*,2	Software & Services	2/10/2025	19,222,144	21,020,126	1.51%

Finback RQ 2025, L.P.*	Software & Services	6/19/2025	2,011,136	2,103,028	0.15%

GHK RBS Co-Investment Vehicle LP*	Commercial & Professional Services	7/29/2025	6,675,134	6,694,799	0.48%

GHK WSB Co-Investment Vehicle LP*,2	Commercial & Professional Services	8/28/2023	3,996,037	6,927,598	0.50%

Gula Co-Invest II, LP*	Consumer Services	10/23/2024	12,180,733	14,676,127	1.06%

Hermod Co-Invest, LP*	Household & Personal Products	10/17/2024	3,675,427	4,817,088	0.35%

Hometown Food Holdings, LLC*,2	Food, Beverage & Tobacco	3/24/2025	19,604,917	19,478,956	1.40%

Insignia II-2 Aggregator Holdings, LLC*	Diversified Financials	8/29/2025	6,364,000	6,364,000	0.46%

Ishtar Co-Invest-B LP2	Household & Personal Products	7/14/2023	4,400,484	31,670,773	2.28%

LSF XII US Holdings I Crown L.P.	Technology Hardware & Equipment	3/5/2025	6,085,033	7,558,213	0.54%

MPE Co-Invest, LP*,2	Commercial & Professional Services	12/18/2024	3,619,626	3,617,523	0.26%

Oshun Co-Invest-B LP2	Household & Personal Products	7/14/2023	2,272,320	5,228,450	0.38%

Project Phoenix Co-Invest Fund, L.P.	Software & Services	11/6/2023	617,155	2,766,744	0.20%

QHP Orangeinvest II L.P.*	Pharmaceuticals, Biotechnology & Life Sciences	3/11/2025	19,902,349	23,070,863	1.66%

Shore Capital Healthcare Advantage Point C Co-Invest Fund, L.P.*	Health Care Equipment & Services	10/1/2024	6,012,032	6,099,182	0.44%

Shore Capital Healthcare Advantage Vet Co-Invest Fund, L.P.*,2	Health Care Equipment & Services	12/2/2024	21,852,852	22,210,976	1.60%

Southfield PMH Co-Invest LP*	Consumer Services	3/5/2024	2,499,411	2,127,054	0.15%

Southfield TFS Co-Invest LP*	Commercial & Professional Services	7/1/2024	7,593,404	7,558,565	0.54%

V-Co-Invest III, L.P.*	Software & Services	8/12/2025	6,229,302	6,229,302	0.45%

WCI-BXC Investment Holdings, LP*	Pharmaceuticals, Biotechnology & Life Sciences	3/29/2024	6,106,854	6,119,105	0.44%

Total North America			$219,627,101	$288,443,926

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	1

JPMorgan Private Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2025 (Unaudited)

	SECTOR	ACQUISITION DATE	COST BASIS	FAIR VALUE	PERCENTAGE OF NET ASSETS
Private Equity Investments (70.46%) (continued)[1]

Co-Investments (27.89%) (continued)

Rest of World (2.43%)

Menrva Investment, L.P.*	Consumer Services	3/27/2025	$24,081,753	$23,826,293	1.71%

Pemba PF Co-Invest Trust A*,2	Diversified Financials	12/23/2024	9,641,312	9,998,281	0.72%

Total Rest of World			$33,723,065	$33,824,574

Total Co-Investments (27.89%)			$303,548,043	$387,362,724

Primary Investments (4.91%)

Europe (0.77%)

Pollen Street Capital Fund V*,2		7/26/2024	5,320,502	6,062,671	0.44%

Stanley Capital Partners Fund I*,2		6/15/2024	4,608,625	4,644,904	0.33%

Total Europe			$9,929,127	$10,707,575

North America (4.14%)

Bansk Fund I-A and I-B, LP2		7/31/2023	10,403,146	15,871,341	1.14%

BPOC Fund VI, L.P.[2]		6/28/2024	7,238,999	8,330,973	0.60%

CCMP Capital Investors IV, L.P.[2]		5/31/2024	18,437,714	22,982,298	1.66%

Palladium Equity Partners VI, L.P.*,2		6/30/2025	124,276	522,471	0.04%

Shore Capital Healthcare Advantage Fund*,2		10/25/2024	6,914,323	6,373,941	0.46%

Transom Capital Fund IV, LP*,2		7/15/2024	1,752,123	2,261,678	0.16%

Vector Capital VI, L.P.[2]		2/25/2025	1,533,154	1,140,598	0.08%

Total North America			$46,403,735	$57,483,300

Total Primary Investments (4.91%)			$56,332,862	$68,190,875

Secondary Investments (37.66%)

Europe (6.68%)

Apse Capital II L.P.[2]		10/29/2024	25,937,556	37,529,702	2.70%

Hayfin Private Equity Funds LP2		11/29/2023	3,766,534	6,798,048	0.49%

Hayfin Private Equity Solutions II LP2		11/29/2023	4,075,633	5,991,938	0.43%

Hayfin Sapphire III LP2		11/29/2023	2,265,974	4,425,992	0.32%

Norvestor SPV III*,2,4		7/31/2025	34,182	0	0.00%

PSC III G, LP*,2		3/28/2024	17,514,760	26,935,262	1.94%

Ufenau Continuation 4, SLP*,2		9/7/2023	7,375,228	11,132,593	0.80%

Total Europe			$60,969,867	$92,813,535

North America (30.98%)

Access Car Wash Co-Investment, LP*		3/28/2024	2,640,050	3,225,765	0.23%

Access Holdings Fund I, L.P.*,2		12/28/2023	19,059,774	18,954,799	1.37%

APH Extended Value Fund H L.P.*,2		1/21/2025	33,395,429	39,920,561	2.87%

Aterian Opportunities II, L.P.*,2		9/26/2023	10,203,389	6,482,396	0.47%

Avante Mezzanine Partners SBIC II, L.P.*		6/5/2025	1,070,029	1,441,955	0.10%

Brynwood Partners VIII L.P.[2]		12/31/2023	9,608,245	5,504,669	0.40%

CenterOak Equity Fund I, L.P.		12/31/2024	203,313	0	0.00%

Churchill Secondary Partners II, L.P.*,2		6/26/2025	16,777,368	20,131,902	1.45%

ECP R&T Feeder Fund, L.P.[2]		3/26/2025	21,049,008	24,498,393	1.76%

Fineline CV LP*,2		11/15/2024	7,609,055	8,996,361	0.65%

GTCR Fund XI*,2		6/30/2025	11,115,008	14,387,959	1.03%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

2	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

JPMorgan Private Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2025 (Unaudited)

	SECTOR	ACQUISITION DATE	COST BASIS	FAIR VALUE	PERCENTAGE OF NET ASSETS
Private Equity Investments (70.46%) (continued)[1]

Secondary Investments (37.66%) (continued)

North America (30.98%) (continued)

GTCR Fund XII*,2		6/30/2025	$14,404,322	$12,643,828	0.91%

GTCR Fund XIII*,2		6/30/2025	17,869,662	18,679,106	1.35%

GTCR Fund XIV*,2		6/30/2025	1,404,066	1,733,812	0.13%

GTCR Strategic Growth Fund*,2		6/30/2025	3,136,079	3,111,367	0.22%

Kohlberg TE Investors IX, LP2		9/29/2023	10,405,176	13,103,654	0.94%

Lorient Healthcare Fund II, LP*,2		1/1/2025	5,523,300	8,031,596	0.58%

Main Post Growth Capital, L.P.*,2		12/31/2024	3,730,985	3,201,525	0.23%

MetLife Investment Private Equity Partners II (Feeder), L.P.*,2		6/30/2024	19,925,046	25,162,484	1.81%

MLC Private Equity Partners Feeder, LP2		3/25/2024	8,492,091	11,287,875	0.81%

One Equity Partners VII-A, L.P.*,2		6/30/2025	6,069,526	6,619,814	0.48%

One Equity Partners VIII-A, L.P.*,2		6/30/2025	9,818,952	10,480,838	0.76%

Palladium Equity Partners IV, L.P.*,2		6/30/2025	10,812,274	15,337,989	1.10%

Palladium Equity Partners V, L.P.*,2		6/30/2025	11,866,015	17,054,976	1.23%

ParkerGale Capital, LP		9/30/2024	961,517	1,153,411	0.08%

Portfolio Advisors Secondary Fund III, L.P.[2]		4/9/2024	16,302,481	19,467,933	1.40%

Portfolio Advisors Secondary Fund IV, L.P.[2]		4/9/2024	7,901,624	9,572,888	0.69%

Renovus Capital Partners II, L.P.*,2		12/16/2024	1,672,869	3,197,217	0.23%

Rock Island Capital Fund II, L.P.[2]		9/30/2024	2,579,026	1,411,759	0.10%

Silver Oak Services Partners II, L.P.[2]		6/30/2025	5,057,852	5,768,005	0.42%

Silver Oak Services Partners III*,2		9/30/2024	2,266,148	3,146,712	0.23%

Silver Oak Services Partners III-A, L.P.*,2		6/30/2025	12,102,681	17,212,009	1.24%

Transom Capital Fund III, LP2		8/8/2024	12,340,225	15,564,775	1.12%

Tritium I, LP2		9/30/2024	2,555,452	3,152,303	0.23%

TZP Capital Partners II, L.P.*,2		3/31/2025	2,336,264	3,218,066	0.23%

TZP Capital Partners III L.P.*,2		3/31/2025	2,262,689	2,758,571	0.20%

TZP Small Cap Partners I, L.P.*,2		3/31/2025	1,211,417	1,649,296	0.12%

TZP Small Cap Partners II L.P.*,2		3/31/2025	1,618,407	2,047,251	0.15%

Vector Capital V L.P.*,2		2/25/2025	15,961,314	17,252,361	1.24%

Vestar Capital Partners Rainforest, L.P.[2]		3/28/2024	13,120,681	16,173,221	1.16%

WEP Terra Fund, L.P.*,2		10/16/2024	12,274,497	17,458,753	1.26%

Total North America			$368,713,306	$430,198,155

Total Secondary Investments (37.66%)			$429,683,173	$523,011,690

Total Private Equity Investments (Cost $789,564,078) (70.46%)			$789,564,078	$978,565,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	3

JPMorgan Private Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2025 (Unaudited)

	SHARES	FAIR VALUE	PERCENTAGE OF NET ASSETS
Investment Companies (6.38%)

Fidelity Advisor Floating Rate	9,670,182	$88,578,872	6.38%

Total Investment Companies (Cost $89,768,798) (6.38%)		$88,578,872

Short-Term Investments (29.11%)

JPMorgan U.S. Treasury Plus Money Market Fund, Class Morgan Shares, 3.68%[5,6]	404,184,647	404,184,647	29.11%

Total Short-Term Investments (Cost $404,184,647) (29.11%)		$404,184,647

Total Investments (Cost $1,283,517,523) (105.95%)		$1,471,328,808

Other Assets (Liabilities) ((5.95)%)		(82,609,625)

Net Assets (100.00%)		$1,388,719,183

*	Non-Income Producing Security.
[1]

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $978,565,289, which represents 70.46% of net assets as of September 30, 2025.

[2]	The Fund has unfunded commitments to the indicated investment as of September 30, 2025. Total unfunded commitments amount to $187,403,230 as of September 30, 2025.
[3]	The fair value of the investment was determined using significant unobservable inputs.
[4]	No capital has been called.
[5]	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
[6]	The rate shown is the annualized seven-day yield as of September 30, 2025.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

4	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2025 (Unaudited)

ASSETS
Unaffiliated investments, at fair value (cost $879,332,876)	$1,067,144,161
Short-term investments in affiliates, at fair value (cost $404,184,647)	404,184,647
Cash	2,113,033
Dividend receivable from affiliates	1,361,582
Other assets	910,078
Receivable for investment sold	244,758

Total assets	1,475,958,259

LIABILITIES
Payable for shares tendered	38,957,633
Payable for contributions to Investment Funds, not yet settled	33,471,098
Tax expense payable	5,293,238
Incentive fee payable	3,988,385
Management fee payable	3,244,911
Distribution and servicing fees payable	876,850
Professional fees payable	520,222
Accounting and administration fees payable	485,010
Interest payable	192,291
Due to adviser	142,994
Directors’ fees payable	57,502
Other liabilities payable	8,942

Total liabilities	87,239,076

NET ASSETS	$1,388,719,183

Commitments and Contingencies (Note 4)

COMPOSITION OF NET ASSETS
Paid-in capital	$1,192,078,201
Distributable earnings	196,640,982

NET ASSETS	$1,388,719,183

Class D
Net assets	$51,128,759
Shares outstanding	3,967,683
Net asset value per share	$12.89
Class I
Net assets	$631,149,356
Shares outstanding	36,369,168
Net asset value per share	$17.35
Class S
Net assets	$706,441,068
Shares outstanding	50,799,319
Net asset value per share	$13.91

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	5

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended September 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividend income from non-affiliates	$9,722,005
Dividend income from affiliates	6,288,927
Interest income	98,462

Total investment income	16,109,394

EXPENSES
Incentive fees	8,293,610
Advisory fees	6,164,491
Tax expenses	2,359,276
Professional fees	1,083,297
Accounting and administration fees	354,796
Interest expense	192,291
Directors’ fees	114,997
Insurance expense	45,482
Distribution and servicing fees
Class D	59,716
Class S	2,158,962
Other expenses	102,774

Total expenses	20,929,692

WAIVERS/REIMBURSEMENTS
Reimbursement of affiliated fund fees	(225,522)
Reimbursement from adviser	199,070

Total waivers/reimbursements	(26,452)

Total net expenses	20,903,240

Net investment loss	(4,793,846)

NET REALIZED GAIN (LOSS) ON:
Unaffiliated investments	6,952,462
Foreign currencies	110,717

Net realized gain	7,063,179

NET CHANGE IN ACCUMULATED UNREALIZED APPRECIATION (DEPRECIATION) ON:
Unaffiliated investments	69,993,474
Affiliated investments	2,379,680

Net change in accumulated unrealized appreciation (depreciation)	72,373,154

Net realized and unrealized gain	79,436,333

Net increase in net assets from operations	$74,642,487

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(4,793,846)	$(421,761)
Net realized gain	7,063,179	6,338,789
Net change in accumulated unrealized appreciation	72,373,154	69,325,580

Net increase in net assets from operations	74,642,487	75,242,608

CAPITAL TRANSACTIONS (SEE NOTE 6):
Proceeds from shares issued
Class D	3,516,800	44,294,000
Class I	184,403,861	231,839,695
Class S	183,040,678	364,289,123
Tendered
Class D	—	—
Class I	(49,628,849)	(1,718,717)
Class S	(6,408,609)	(415,873)
Transferred
Class D	(2,544,286)	(594,694)
Class I	2,544,286	594,694

Total increase in net assets from capital transactions	314,923,881	638,288,228

Total increase in net assets	389,566,368	713,530,836

Net assets at beginning of period	999,152,815	285,621,979

Net assets end of period	$1,388,719,183	$999,152,815

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	7

CONSOLIDATED STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2025 (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase/(decrease) in net assets from operations	$74,642,487
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(6,952,462)
Net change in accumulated unrealized (appreciation) depreciation on investments	(72,373,154)
Purchases of investments	(240,947,817)
Proceeds from sales of investments	115,212,697
Net (purchases) sales and amortization of short-term investments	(249,475,000)
(Increase)/Decrease in Assets:
Increase in dividend receivable from affiliates	(576,208)
Increase in receivable for investment sold	(244,758)
Decrease in due from adviser	56,076
Increase in other assets	(822,845)
Increase/(Decrease) in Liabilities:
Increase in accounting and administration fees payable	105,645
Increase in professional fees payable	2,300
Increase in tax expense payable	2,359,276
Increase in directors’ fees payable	14,998
Increase in incentive fee payable	1,033,699
Increase in interest payable	192,291
Increase in management fee payable	1,091,153
Increase in distribution and service fees payable	14,330
Decrease in organizational costs payable	(42,500)
Increase in other liabilities payable	3,849
Increase in due to adviser	142,994
Increase in Payable for contributions to Investment Funds, not yet settled	26,368,245

Net cash used in operating activities	$(350,194,704)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment on shares tendered	(21,239,984)
Proceeds from shares issued	373,505,625

Net cash provided by financing activities	$352,265,641

Net change in cash	$2,070,937
Cash at beginning of period[1]	$42,096

Cash and cash equivalents at end of period[2]	$2,113,033

[1]	Balance includes cash and cash denominated in foreign currencies of $42,096 and $0, respectively.
[2]	Balance includes cash and cash denominated in foreign currencies of $2,113,033 and $0, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class D	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	For the period January 1, 2024 (Commencement of Operations) to March 31, 2024
Per share operating performance:
Net asset value, beginning of period	$12.11		$10.82	$10.00
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)		0.06	(0.11)
Net realized & unrealized gain (loss)[1]	0.81		1.23	0.93

Total income (loss) from investment operations	0.78		1.29	0.82

Net asset value, end of period	$12.89		$12.11	$10.82

Total return[2,3]	6.38%[4]		11.92%	8.16%[4]

Ratios and supplemental data:
Net Assets, End of Period (000’s)[3]	$51,129		$47,130	$383
Ratios to average net assets:[5]
Total expenses, before waiver	2.45%[6]		3.00%	4.01%[6]
Total expenses, excluding incentive fees, net of waiver	1.75%[6]		1.85%	1.72%[6]
Incentive fees	0.69%[4]		1.04%	1.19%[4]
Total expenses, including incentive fees, net of waiver	2.44	% [6]	2.89%	2.91%[6]
Net investment income (loss), before waiver	0.33%[6]		0.42%	(1.25)%[6]
Net investment income (loss), after waiver	0.34%[6]		0.53%	(0.14)%[6]
Portfolio turnover rate[7]	12%[4]		7%	7%[4]

[1]	Calculated using average shares outstanding.
[2]

Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested based on the Fund’s dividend reinvestment plan.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[4]	Not annualized.
[5]	The ratios do not include investment income or expenses of the Portfolio Funds.
[6]	Annualized with the exception of certain expenses.
[7]	Portfolio turnover is calculated at the Fund level.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	9

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	For the period July 12, 2023 (Commencement of Operations) to March 31, 2024
Per share operating performance:
Net asset value, beginning of period	$16.30	$14.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	0.02	(0.28)
Net realized & unrealized gain (loss)[1]	1.09	1.76	4.80

Total income (loss) from investment operations	1.05	1.78	4.52

Net asset value, end of period	$17.35	$16.30	$14.52

Total return[2,3]	6.50%[4]	12.26%	45.16%[4]

Ratios and supplemental data:
Net Assets, End of Period (000’s)[3]	$631,149	$458,976	$190,032
Ratios to average net assets:[5]
Total expenses, before waiver	2.27%[6]	3.37%	7.65%[6]
Total expenses, excluding incentive fees, net of waiver	1.54%[6]	1.63%	0.62%[6]
Incentive fees	0.72%[4]	1.37%	3.32%[4]
Total expenses, including incentive fees, net of waiver	2.26%[6]	3.00%	3.94%[6]
Net investment income (loss), before waiver	0.41%[6]	(0.27)%	(5.09)%[6]
Net investment income (loss), after waiver	0.42%[6]	0.10%	(1.38)%[6]
Portfolio turnover rate[7]	12%[4]	7%	7%[4]

[1]	Calculated using average shares outstanding.
[2]

Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested based on the Fund’s dividend reinvestment plan.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[4]	Not annualized.
[5]	The ratios do not include investment income or expenses of the Portfolio Funds.
[6]	Annualized with the exception of certain expenses.
[7]	Portfolio turnover is calculated at the Fund level.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class S	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	For the period September 1, 2023 (Commencement of Operations) to March 31, 2024
Per share operating performance:
Net asset value, beginning of period	$13.10		$11.74	$10.00
Income (loss) from investment operations:
Net investment loss[1]	(0.07)		(0.04)	(0.23)
Net realized & unrealized gain (loss)[1]	0.88		1.40	1.97

Total income (loss) from investment operations	0.81		1.36	1.74

Net asset value, end of period	$13.91		$13.10	$11.74

Total return[2,3]	6.15%[4]		11.58%	17.44%[4]

Ratios and supplemental data:
Net Assets, End of Period (000’s)[3]	$706,441		$493,047	$95,207
Ratios to average net assets:[5]
Total expenses, before waiver	2.95%[6]		3.86%	6.29%[6]
Total expenses, excluding incentive fees, net of waiver	2.28%[6]		2.35%	1.66%[6]
Incentive fees	0.68%[4]		1.22%	2.57%[4]
Total expenses, including incentive fees, net of waiver	2.96	% [6]	3.57%	4.23%[6]
Net investment income (loss), before waiver	(0.23)%[6]		(0.59)%	(3.62)%[6]
Net investment Income (loss), after waiver	(0.24)%[6]		(0.30)%	(1.57)%[6]
Portfolio turnover rate[7]	12%[4]		7%	7%[4]

[1]	Calculated using average shares outstanding.
[2]

Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested based on the Fund’s dividend reinvestment plan.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[4]	Not annualized.
[5]	The ratios do not include investment income or expenses of the Portfolio Funds.
[6]	Annualized with the exception of certain expenses.
[7]	Portfolio turnover is calculated at the Fund level.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	11

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025 (Unaudited)

1. Organization

JPMorgan Private Markets Fund (collectively with it’s subsidiaries in Note 2f, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on July 12, 2023 (“Commencement of Operations”). J.P. Morgan Investment Management Inc. serves as the Fund’s investment adviser (the “Adviser”) and is responsible for making investment decisions for the Fund’s portfolio.

The Board of Trustees of the Fund (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser, have responsibility for the day-to-day management and operation of the Fund.

The Fund’s investment objective is to seek to provide long-term capital appreciation. In pursuing its investment objective, the Fund invests primarily in an actively managed portfolio of private equity and other private assets (collectively, “Private Market Investments”). The Fund’s Private Market Investments focus on private equity strategies including private equity and venture capital. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, and/or (b) in connection with a restructuring transaction of a Portfolio Fund (“Secondary Investments”); (ii) indirect investments in the equity of private companies, alongside private equity funds and/or other private equity firms via special purpose vehicles (“Co-Investments”); and (iii) primary investments in newly formed Portfolio Funds (“Primary Investments”). To manage portfolio liquidity, the Fund may be indirectly exposed to privately placed debt securities and other yield-oriented investments (“Private Credit Investments”) through investment vehicles, including but not limited to affiliated and unaffiliated mutual funds. The Fund may modify its investment strategy in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Market Investments. For purposes of this policy, Private Market Investments include Secondary Investments; Co-Investments; Primary Investments; and Private Credit Investments.

To manage the liquidity of its investment portfolio, the Fund also may invest a portion of its assets in portfolios of short-term debt securities, affiliated and unaffiliated mutual funds, exchange traded funds and money market securities, and cash and cash equivalents (“Liquid Assets”).

The Fund offers Class S, Class D and Class I shares (“Shares”). The Shares will generally be offered on the first business day of each month at the net asset value (“NAV”) per Share on that day. No person who is admitted as a shareholder of the Fund (a “Shareholder”) will have the right to require the Fund to redeem its Shares.

2. Significant Accounting Policies

a. Basis of Accounting

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

b. Valuation of Investments

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has written valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. Effective May 15, 2023, the Adviser was designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact the fair value of investments. The Fund generally uses the latest NAV provided by the manager or general partner of a Portfolio Fund (the “Portfolio Fund Manager”) as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments held through investment vehicles. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

On a monthly basis, valuation of Private Market Investments (other than interests in Portfolio Funds and certain Co-Investments, as described above) will originally be valued at cost which will subsequently be adjusted based on a determination of such investment’s fair value. In instances where there is reason to believe that the valuation of a security or other investment does not represent the current value of such security or investment, or when a security or investment cannot be valued pursuant to the procedures described above, the fair value of the investment will be determined by the Adviser taking into account various factors, as relevant, as provided for in the Fund’s valuation procedures, which may include:

•

Pending sales and potential exit transactions, including (a) any sales price in a letter of intent, offer letter or term sheet, (b) the company’s total enterprise value or (c) information from an investment bank during an initial public offering.

•	Liquidation analysis (cost approach).

12	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

•	Any other information, factor or set of factors that may affect the valuation of the Fund’s investment as determined by the Adviser.

The amounts shown in the accompanying financial statements may include adjustments in accordance with U.S. GAAP and as such, the NAVs for financial reporting purposes and the returns based upon those NAVs may differ from the NAVs and returns used for shareholder transactions.

Investment companies are valued at the reported NAV and no valuation adjustments are applied.

c. Estimates

The Fund’s financial statements are prepared in accordance with U.S. GAAP which requires the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences could be material.

d. Cash

In order to maintain liquidity pending investment in Private Market Investments, the Fund uses accounts at State Street Bank and Trust Company as well as money market funds.

e. Other Investment Companies

Short-term investments represent investments in money market instruments and money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

f. Consolidation of Subsidiaries

The consolidated financial statements of the Fund include JPMorgan Private Markets Fund, JPMorgan Private Markets Fund Blocker, LLC (the “Blocker”), PEG Holdco LLC, PEG Intermediate LLC and PEG SPV LLC. Inter-company balances and transactions have been eliminated in consolidation.

g. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars (“USD”). Valuations of assets and liabilities denominated in currencies other than the USD are translated into USD equivalents using valuation date exchange rates while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates.

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

h. Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains, dividend income and interest, is based on information received from the investment manager of the Portfolio Fund. The change in unrealized appreciation (depreciation) on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

i. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

j. Federal Income Taxes

The Fund intends to meet the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (“RIC”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually.

The Fund intends to make distributions in one or more payments on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. The Blocker is taxed as a C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Blocker is not eligible to elect treatment as a RIC.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025 (Unaudited) (continued)

k. Organizational and Offering Costs

The Fund incurred certain organizational and initial offering costs. The Adviser agreed to advance those costs to the Fund in accordance with the Expense Limitation Agreement (as defined in Note 5). Such costs incurred by the Adviser are subject to recoupment by the Adviser. The Fund’s initial offering costs, whether borne by the Adviser or the Fund, were capitalized and were amortized over the 12-month period beginning at the Commencement of Operations. The Fund’s organizational costs were expensed as incurred.

l. Investment Transactions with Affiliates

The Fund invested in two underlying funds, which are advised by the Adviser and are considered affiliates. The table below shows transactions with the affiliates. For the purposes of the consolidated financial statements, the Fund considers the issuers listed in the table below to be affiliated issuers. The underlying fund’s distributions may be reinvested into such underlying fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Affiliates	Shares at September 30, 2025	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2025	Dividend Income
JPMorgan Floating Rate Income Fund, Class I Shares	—	$52,396,602	$291,419	$(52,236,279)	$(2,831,422)	$2,379,680	$—	$—
JPMorgan U.S. Treasury Plus Money Market Fund, Class Morgan Shares	404,184,647	154,709,647	430,050,000	(180,575,000)	—	—	404,184,647	6,288,927
Total Affiliates	404,184,647	$207,106,249	$430,341,419	$(232,811,279)	$(2,831,422)	$2,379,680	$404,184,647	$6,288,927

3. Fair Value Measurements

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC

820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ NAV as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements and as such, the NAVs for financial reporting purposes and the returns utilized based upon those NAVs may differ from the NAVs and returns for shareholder transactions.

14	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments which are classified in the fair value hierarchy as of September 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Alkeme Co-Invest B, LP	$—	$—	$9,810,059	$9,810,059
Investment Companies	88,578,872	—	—	88,578,872
Short-Term Investments	404,184,647	—	—	404,184,647

Total Investments	$492,763,519	$—	$9,810,059	$502,573,578

The following table includes a disclosure of transfers in and out of Level 3 of the fair value hierarchy, and purchases and issuances of Level 3 assets and liabilities for the period ended September 30, 2025, for investments classified within Level 3:

Co-Investments
Balance as of March 31, 2025	$9,719,406
Purchases	14,651
Sales	(829,487)
Change in Unrealized Appreciation (Depreciation)	905,489
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of September 30, 2025	$9,810,059

Change in unrealized gains for the period included in earnings (or changes in net assets) for Level 3 assets held at the end of the reporting period	$ 905,489

Considerable judgment is required to interpret the factors used to develop estimates of fair value at the reporting date. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange, and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value at the reporting date.

The following is a summary of the valuation techniques and unobservable inputs used as the September 30, 2025, in valuing the Fund’s investments carried at fair value.

Quantitative Information about Level 3 Fair Value Measurements
Industry	Fair Value at September 30, 2025	Valuation Technique	Unobservable Input	Input
Insurance	$9,810,059	Market Approach	Adjusted LTM EBITDA	14.9x

The Fund held Portfolio Funds with a fair value of $968,755,230, that in accordance with ASC 820, are excluded from the fair value hierarchy as of September 30, 2025. Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at values at the beginning of the reporting period in which they occur.

4. Unfunded Commitments

The Fund had the following unfunded commitments as of September 30, 2025. The Fund maintains sufficient cash on hand, available borrowings and Liquid Assets to fund any unfunded commitments should the need arise.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Co-Investments	Investments in operating companies alongside other investors	$387,362,724	$28,116,082	None	N/A	Liquidity in the form of distributions from Private Market Investments
Primary Investments	Investments in newly established Portfolio Funds	68,190,875	47,051,040	None	N/A	Liquidity in the form of distributions from Private Market Investments
Secondary Investments	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	523,011,690	112,236,108	None	N/A	Liquidity in the form of distributions from Private Market Investments

Totals		$978,565,289	$187,403,230

*

The information summarized in the table above represents the general terms for the specified investment type. Individual Private Market Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Market Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms at their discretion.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025 (Unaudited) (continued)

**

Distributions from Private Market Investments occur at irregular intervals, and the exact timing of distributions from Private Market Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Market Investments.

5. Advisory Fee and Other Transactions with Affiliates

a. Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly advisory fee at an annual rate of 1.00% based on the value of the Fund’s net assets calculated and accrued monthly as of the last business day of each month (the “Advisory Fee”). For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Advisory Fee is paid to the Adviser out of the Fund’s assets, and therefore decreases the net profits or increases the net losses of the Fund. For the six months ended September 30, 2025, the Fund incurred $6,164,491 in Advisory Fees, of which $225,522 of affiliate fees were reimbursed by the Adviser. Waived affiliate fees relate to the fees incurred on the JPMorgan Floating Rate Income Fund and the JP Morgan U.S. Treasury Plus Money Market Fund. The contractually waived Advisory Fees are not subject to recoupment by the Adviser.

b. Expense Limitation Agreement (“ELA”)

Pursuant to an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.40% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided that repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser incurred the expense, as shown in the table below. The Expense Limitation Agreement will have a term ending July 31, 2026, and the Adviser may extend the term for a period of one year on an annual basis. Prior to July 13, 2024, the expense limit was 0.30% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets for each class of shares. For the six months ended September 30, 2025, the Adviser has reimbursed $199,070 to the Fund which is subject to recoupment by the Adviser.

Expiration Period
May 15, 2026	$1,461,621
May 16, 2026 - March 31, 2027	2,782,088
April 1, 2027 - March 31, 2028	634,808

Total	$4,878,517

c. Incentive Fee

At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (defined below). For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the Dividend Reinvestment Plan (“DRIP”) exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). For the six months ended September 30, 2025, the Fund incurred $8,293,610 in Incentive fees due to the Adviser.

The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the beginning of such quarter and (B) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the NAV of the Fund as of the end of such quarter, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the NAV shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses

16	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

(including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from NAV. For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the “net profits” or “net losses” calculations.

d. Distribution and Servicing Fee

Class S and Class D Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Although the Fund is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, the Fund has adopted a distribution and servicing plan for its Class S Shares and Class D Shares (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee with respect to its Class S and Class D Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

J.P. Morgan Institutional Investments Inc. acts as the distributor of the Fund’s Shares (the “Distributor”), pursuant to the Distribution Agreement, on a reasonable best efforts basis, subject to various conditions. Class S Shares and Class D Shares pay a distribution and Servicing Fee to the Distributor at an annual rate of 0.70% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class.

Class I Shares are not subject to a Distribution and Servicing Fee.

The Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. The additional compensation may differ among brokers or dealers in amount or in the method of calculation. Payments of additional compensation may be fixed dollar amounts or, based on the aggregate value of outstanding Shares held by Shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of the additional compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments.

e. Administrative Fees

The Fund has retained State Street Bank and Trust Company (the “Administrator”) to provide it with certain administrative services, including fund administration and fund accounting services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the “Administration Fee”).

SS&C GIDS, Inc. (“SS&C”) serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, SS&C is responsible for maintaining all shareholder records of the Fund.

SS&C is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

State Street Bank and Trust Company (the “Custodian”) serves as custodian to the Fund. Under a Custody Agreement with the Fund, the Custodian is responsible for the holding and safekeeping of the Fund’s assets.

The Administration, Transfer Agent and Custodian fees are paid to the respective service providers out of assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund.

6. Capital Shares

Shares will generally be offered for purchase as of the first business day of each calendar month at the NAV per Share on that date. Fractions of Shares will be issued to one one-hundredth of a Share.

No Shareholder will have the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers by the Fund to repurchase Shares from Shareholders.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. If such requirement is not waived by the Board, the Fund may redeem all of the shareholder’s Shares. To the extent a shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the shareholder requests to have repurchased, the shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase.

A 2.00% early repurchase fee may be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six months ended September 30, 2025, 3,370,496 shares were tendered.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025 (Unaudited) (continued)

The Fund operates under an “opt-out” dividend reinvestment plan, pursuant to which the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund held by the shareholder unless the investor elects to receive its distribution in cash.

Transactions in Shares were as follows:

	For the Six Months Ended September 30, 2025		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class D
Sales	284,405	3,516,800	3,905,274	44,294,000
Shares transferred	(207,428)	(2,544,286)	(49,977)	(594,649)
Shares tendered	—	—	(—)	(—)

Net increase	76,977	972,514	3,855,297	43,699,351
Class I
Sales	10,934,021	184,403,861	15,145,313	231,839,695
Shares transferred	154,157	2,544,286	37,159	594,649
Shares tendered	(2,885,478)	(49,628,849)	(106,816)	(1,718,717)

Net increase	8,202,700	137,319,298	15,075,656	230,715,627
Class S
Sales	13,626,226	183,040,678	29,561,570	364,289,123
Shares tendered	(463,464)	(6,408,609)	(31,746)	(415,873)

Net increase	13,162,762	176,632,069	29,529,824	363,873,250

7. Investment Transactions

Total purchases of investments for the six months ended September 30, 2025 amounted to $240,947,817. Total proceeds from distributions, sales, redemptions, or other disposition of investments for the six months ended September 30, 2025 amounted to $115,212,697. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the Portfolio Fund Managers as to the amounts of taxable income allocated to the Fund as of September 30, 2025.

8. Line of Credit

On July 22, 2025, the Fund, through PEG RIC Holdco LLC as borrower (the “Borrower”), entered into a Revolving Credit Agreement (“Credit Agreement”) with State Street Bank and Trust Company (“State Street”), as the administrative agent, and a lender, and the lenders party thereto from time to time (collectively with State Street, the “Lenders”), to provide the Borrower with a revolving credit facility (“Credit Facility”). The Borrower is a direct, wholly-owned subsidiary of the Fund organized as Delaware limited liability company. Borrowings under the Credit Facility are secured by a pledge of certain accounts of the Borrower, Borrower’s equity interests in the intermediate holding vehicle and certain investment assets of the Fund. The Credit Facility has a maximum commitment of $150 million, with the ability to increase the maximum commitment to up to $300 million in the aggregate, subject to satisfaction of certain conditions.

Loans made by the Lenders to the Borrower pursuant to the terms of the Credit Agreement will bear interest, at the Borrower’s option, at (i) a reference rate plus a spread of 165 basis points (1.65%) per annum or (ii) term Secured Overnight Financing Rate (SOFR) plus a spread of 265 basis points (2.65%) per annum.

Under the Credit Facility, the Borrower is obligated to pay other customary administration fees, upfront fees and commitment fees for a facility of this size and type, including an upfront fee at the rate of 60 basis points (0.60%) of the commitments of the Lenders as of the closing date and an unused commitment fee at the rate of 65 bps (0.65%) per annum on the commitment of the Lenders which was unused.

9. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Risk Factors

The following are certain principal risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. The Fund’s investment program is speculative and entails substantial risks. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s Private Market Investments. In considering participation in the Fund, prospective investors should be aware of certain principal risk factors, including the following:

Risks of Private Equity Strategies. The Fund’s investment portfolio includes Secondary Investments, Co-Investments and Primary Investments. The Portfolio Funds and special purpose vehicles that the Fund invests in hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.

18	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

Less information may be available with respect to private company investments and such investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, investments in private companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. There can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Private equity investments are subject to general market risks. Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.

The Fund is subject to the risks of its Portfolio Funds. The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Manager, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee and Incentive Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund.

The Fund is subject to the risks associated with its Private Market Investments’ underlying investments. The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

The Fund and the Private Market Investments are subject to general investment risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

The Fund and the Private Market Investments are subject to risks associated with market and economic downturns and movements. Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand forparticular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025 (Unaudited) (continued)

The Fund and the Private Market Investments are subject to risks associated with financial market developments. Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.

The Fund is actively managed and subject to management risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Market Investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds, Co-Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

There can be no assurance that the Fund will conduct repurchase offers in a particular period. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets, the Fund is not obligated to repurchase any Shares and may choose to conduct a quarterly repurchase offer of less than 5% of the Fund’s net assets or not conduct a quarterly repurchase offer in any quarter. As a result, Shares should be considered as having only limited liquidity and at times may be illiquid. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles have been formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Shares are not freely transferable. Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

The Fund is classified as non-diversified for purposes of the 1940 Act. The Fund is classified as a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund is subject to the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code.

The Fund’s investments may be difficult to value. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund’s assets consist of Portfolio Funds and Co-Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In some instances, returns on Secondary Investments will be higher than returns on Primary Investments as a result of such Secondary Investments being purchased at a discount and then revalued based on the investment’s net asset value for the next valuation period. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

20	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2025

11. Dividend Reinvestment Plan

The Fund operates under a DRIP administered by SS&C. Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, SS&C, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per Share for the relevant class of Shares.

12. Subsequent Events

Management has evaluated subsequent events through the date the consolidated financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s consolidated financial statements.

SEPTEMBER 30, 2025	JPMORGAN PRIVATE MARKETS FUND	21

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s consolidated Schedule of Investments as of September 30, 2025 is included as part of the Report included in Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Advisory Contract Approval

At a meeting held on June 10, 2025, the Board of Trustees (the “Board”) of the JPMorgan Private Markets Fund (the “Fund”) considered the renewal of the Amended and Restated Investment Advisory and Management Agreement (the “Investment Advisory and Management Agreement”).

Nature, Extent, and Quality of Services Provided by the Adviser

The Board considered the nature, extent and quality of services provided to the Fund by the Adviser and its affiliates under the Investment Advisory and Management Agreement, and the resources dedicated to the Fund by the Adviser and its affiliates. The Board considered, among other things, the Adviser’s ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that the Adviser had comprehensive plans in place to ensure business continuity, including succession planning for key personnel as well as a compensation framework designed to align the behavior of its employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives.

The Board also considered the professional experience and qualifications of the senior personnel of the Adviser. The Board noted that the Adviser provides the Fund with investment research, advice and supervision and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s prospectus. The Board considered the compliance programs of, and the compliance-related resources provided to the Fund by the Adviser and its affiliates and the resources dedicated by the Adviser and its affiliates to risk management, and considered the Adviser’s ability to provide management services to the Fund and coordinate the activities of the Fund’s other service providers.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund supported the approval of the continuation of the Investment Advisory and Management Agreement.

Investment Performance of the Fund and the Adviser

The Board considered, in connection with its review and consideration of the continuation of the Investment Advisory and Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods against a group of comparable funds selected by a third-party consultant (the “peer group”). The Board noted that the Fund’s performance ranked in the top 10% of its peer group for the one-year period ended December 31, 2024.

The Board considered the performance and reputation generally of the Private Equity Group (“PEG”) of the Adviser. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Adviser was consistent with the continuation of the Investment Advisory and Management Agreement.

Management Fees, Incentive Fees and Other Expenses and the Costs of Services Provided and Profits Realized by the Adviser from the Relationship with the Fund

The Board considered the fees charged to the Fund under the Investment Advisory and Management Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Investment Advisory and Management Agreement, the Board considered, among other information, the Fund’s management fee and incentive fee on net profits and its total expense ratio as a percentage of average daily net assets. The Board considered that the Fund’s net and gross advisory fee were each below the median of the Fund’s peer group. The Board also considered that, although the Fund’s net expenses including acquired fund fees and expenses were above the median of its peer group, the Fund’s net expenses (excluding the Fund’s incentive fee and acquired fund fees and expenses) were below the median of its peer group. The Board also took into account the Adviser’s agreement to limit the Fund’s Other Expenses to 0.40% through July 31, 2026.

The Board considered the Adviser’s representation that the Fund’s incentive fee of 10% is based on market rates and is in line with, or lower than, many of the Fund’s competitors. In addition, the Board considered the Adviser’s statement that the Fund’s incentive fee of 10% is consistent with PEG’s standard pricing for other products across the PEG platform.

The Board considered the compensation directly or indirectly received by the Adviser and its affiliates in connection with their relationships with the Fund, including the Adviser’s financial condition and profitability. The Board also took note of the costs the Adviser and its affiliates incurred in connection with the services provided and the profitability to the Adviser and its affiliates from their relationships with the Fund. The Board received and reviewed information regarding the financial condition of the Adviser.

The Board also considered a description provided by management of the methodology and inputs used to estimate the Adviser’s profitability with respect to the Fund.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that it was satisfied that the level of profitability of the Adviser from its relationship with the Fund was not excessive.

Economies of Scale

The Board considered the potential existence of economies of scale in the provision by the Adviser of services to the Fund and to the Adviser’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund, such as through fee breakpoints, expense limitation arrangements or additional investments by the Adviser in portfolio management, compliance, technology, administration and other resources.

In considering these matters, the Board considered the Adviser’s statements that it believe having a policy of setting fees at competitive rates compared to the Fund’s peers, coupled with contractually capping certain of the Fund’s expenses, helps to pass along economies of scale to shareholders. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at current asset levels.

Other Benefits to the Adviser

The Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationship with the Fund, such as the engagement of the Adviser and its affiliates to provide distribution services to the Fund. The Board also noted the Adviser’s statement that using the same vendors as the Adviser’s other product offerings affords the Adviser the ability to rely on existing infrastructure and may provide the ability to negotiate more favorable fees. The Board considered the receipt of these benefits in light of the Adviser’s profitability and concluded that such benefits were not excessive.

Conclusion

The Board reviewed all of the above considerations in reaching its decisions to recommend for the continuation of the Investment Advisory and Management Agreement. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on its evaluation of all factors that were deemed to be material, including those factors described above, and assisted by the advice of counsel to the Fund, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Investment Advisory and Management Agreement for an additional year commencing on July 1, 2025, subject to earlier termination in accordance with its terms.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for this filing.

(b) As of the date of this filing, there have been no changes to the portfolio managers identified in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMORGAN PRIVATE MARKETS FUND

By:	/s/ Ashmi Mehrotra
Ashmi Mehrotra
Chief Executive Officer

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

JPMORGAN PRIVATE MARKETS FUND

By:	/s/ Ashmi Mehrotra
Ashmi Mehrotra
Chief Executive Officer

By:	/s/ Christopher Cilenti
Christopher Cilenti
Chief Financial Officer

Date:	December 4, 2025